Document and Entity Information	33 Months Ended
Oct. 31, 2011
Document and Entity Information
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Oct. 31, 2011
Trading Symbol	itva
Entity Registrant Name	Intervia Inc.
Entity Central Index Key	0001353633
Current Fiscal Year End Date	--01-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3